Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Prepayments and accrued income including contract assets [abstract]
Interest income accrued	kr 7,721	kr 8,097
Prepaid expenses and other accrued revenues	54	48
Total	kr 7,775	kr 8,145